ORGANIZATION AND NATURE OF BUSINESS - 10-K (Details)	Jun. 30, 2024 facility Entity bed property	Dec. 31, 2023 facility bed Entity property	Jun. 30, 2023 shareholder	Jun. 29, 2023
Subsidiary or Equity Method Investee [Line Items]
Number of lease to purchase contracts	13	11
Number of post-acute care facilities	12	14
Number of non affiliated operating entity | Entity	1	1
Number of operating properties | property	38	29
Number of then-existing shareholders | shareholder			2
Subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Number of operating health care facilities	220	208
Number of skilled nursing beds | bed	24,480	22,950
Number of assisted living beds | bed	880	690
Number of long term operating facilities	182	179
Number of lease to purchase contracts	13	11
PGI | Shareholder A
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				50.00%
PGI | Shareholder B
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage				50.00%